Net Loss per Share - Schedule of Calculation of Basic Earnings per Share and Diluted Earnings per Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (11,651,000)	$ (834,000)	$ (13,237,616)	$ (3,707,243)
Weighted-average shares used in computing basic and diluted net loss per common share	6,965,483	535,685	1,270,033	535,648
Basic and diluted net loss per common share	$ (1.67)	$ (1.56)	$ (10.42)	$ (6.92)